Invested and working capital, Cash Assets (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash assets [Abstract]
Cash at bank	$ 100,276	$ 83,078	$ 17,386
Short term deposits	36,292	0	20,882
Total cash assets	136,568	83,078	38,268	$ 48,604
Reconciliation of net cash outflow from operating activities to operating loss after tax [Abstract]
Loss for the period	(12,583)	(10,326)	(5,446)
Adjustments to reconcile profit to net cash flows [Abstract]
Depreciation	7	13	53
Other income	0	0	(138)
Exploration expenditure written-off	24	48	81
Share-based payments	2,063	2,034	682
Net foreign exchange differences - unrealised	(6,316)	1,437	(2,116)
Interest income	(85)	(39)	(721)
Interest expense	7	0	0
Lease liabilities	221	107	103
Change in assets and liabilities during the financial year [Abstract]
Decrease / (Increase) in trade and other receivables	163	(230)	(243)
Increase in accounts payable	1,403	469	972
Net cash flows used in operating activities (inclusive of GST)	$ (15,096)	$ (6,487)	$ (6,773)